RECOVERIES, COSTS AND EXPENSES - Proxy contest expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Proxy contest expenses
Proxy contest expenses	$ 5,866 [1]
Reimbursement of out-of-pocket fees and expenses	2,000
Sandpiper Group
Proxy contest expenses
Reimbursement of out-of-pocket fees and expenses	$ 700

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).